RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares
Related Party Transaction [Line Items]
Number of Options, Granted | shares	0	0		965,000
Weighted Average Exercise Price, Granted | $ / shares	$ 0	$ 0		$ 0.24
A private company of which a related party is a 50% shareholder and director [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 399,365	$ 548,585		$ 318,456
Related Party Transaction, Amounts of Transaction which the related party is entitled to receive	199,683	274,292		159,228
Due from related party	83,592
Due to Related Parties		53,632	$ 47,924	47,924
Due to Related Parties for expenses earned for work on behalf of the Company	$ 3,800	$ 3,800	$ 5,000	5,000
Insiders [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 75,502
Number of Options, Granted | shares				610,000
Weighted Average Exercise Price, Granted | (per share)			$ 0.30	$ 0.24